Provisions for liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Summary of Provisions for Liabilities and Charges
The movements in 2023 and 2022 were as follows:

	Employee benefits £m	Property £m	Other £m	Total £m
1 January 2022	140.3	70.6	57.6	268.5
Charged to the income statement	4.3	8.1	2.1	14.5
Acquisitions[1]	—	—	1.3	1.3
Utilised	(32.5)	(12.8)	(4.7)	(50.0)
Released to the income statement	—	(3.2)	(22.2)	(25.4)
Other movements	14.6	(4.8)	3.2	13.0
Exchange adjustments	16.4	4.9	1.4	22.7
31 December 2022	143.1	62.8	38.7	244.6
Charged to the income statement	3.1	64.2	24.9	92.2
Acquisitions[1]	—	—	0.6	0.6
Utilised	(21.8)	(18.7)	(0.7)	(41.2)
Released to the income statement	(2.3)	(4.0)	(8.5)	(14.8)
Other movements	38.1	(2.9)	(0.2)	35.0
Exchange adjustments	(7.4)	(2.7)	(1.8)	(11.9)
31 December 2023	152.8	98.7	53.0	304.5
Note
[1]Acquisitions include £0.6 million (2022: £1.3 million) of provisions arising from fair value adjustments related to the acquisition of subsidiary undertakings as required by IFRS 3 Business Combinations.